5 Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents

5	Cash and cash equivalents

		2019	2018

Cash
Domestic market		13,495	47,735
Foreign market	(i)	2,289,736	2,181,229
Cash equivalents:
Domestic market		1,963,185	1,754,561
Foreign market	(i)	2,537,464	1,564,112
Total		6,803,880	5,547,637

(i)	On December 31, 2019, it includes cash of R$598,591 and R$418,644 of cash equivalents (R$963,357 on December 31, 2018) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.

This item includes cash, bank deposits and highly liquid financial investments available for redemption within three months from the date of purchase. These assets are convertible into a known cash amount and are subject to insignificant risk of change in value.

Cash equivalents in Brazil are mainly represented by fixed-income instruments and time deposits held by the funds FIM Jupiter and FIM Netuno. Cash equivalents abroad mainly comprise fixed–income instruments (time deposit).